GOODWILL AND INTANGIBLE ASSETS WITH DEFINITE LIVES - Intangible assets with definite lives (Details) - Vimeo Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 44,700	$ 44,700
Accumulated Amortization	(33,846)	(19,102)	$ (35,733)
Net	$ 10,854	$ 25,598
Weighted Average Useful Life (Years)	3 years 7 months 6 days	3 years 7 months 6 days
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 25,500	$ 25,500
Accumulated Amortization	(19,418)	(13,709)
Net	$ 6,082	$ 11,791
Weighted Average Useful Life (Years)	3 years 7 months 6 days	3 years 7 months 6 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 16,200	$ 16,200
Accumulated Amortization	(11,837)	(3,802)
Net	$ 4,363	$ 12,398
Weighted Average Useful Life (Years)	3 years 10 months 24 days	3 years 10 months 24 days
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,000	$ 3,000
Accumulated Amortization	(2,591)	(1,591)
Net	$ 409	$ 1,409
Weighted Average Useful Life (Years)	1 year 8 months 12 days	1 year 8 months 12 days